BALANCES AND TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2023
Balances And Transactions With Related Parties
BALANCES AND TRANSACTIONS WITH RELATED PARTIES

NOTE 21: BALANCES AND TRANSACTIONS WITH RELATED PARTIES

a.	Balances with interested and related parties

As of December 31, 2023

	Key management personnel	Other interested and related parties

Vendors	$—	$45

Other accounts payable	$335	$57

As of December 31, 2022

	Key management personnel	Other interested and related parties
Other accounts payable	$14	$66

b.	Benefits to interested and related parties:

	Year ended December 31,
	2023	2022	2021

Salary to those employed by the Company or on its behalf	$—	$762	$885

Directors’ fees to those not employed by the Company or on its behalf	$411	$280	$148

Number of individuals to whom the salary and benefits relate:
Related and interested parties employed by the Company or on its behalf	—	3	3
Directors not employed by the Company	8	5	5
	8	8	8

c.	Share-based payment:

	Year ended December 31,
	2023	2022	2021
Share-based payment to those employed by the Company or on its behalf	$207	$287	$445

Share-based payment to those not employed by the Company or on its behalf	$102	$28	$90

d.	Transactions with interested and related parties:

Year ended December 31, 2023

	Key management personnel (*)	Other interested and related parties
Research and development expenses	$—	$70
General and administrative expenses	801	298

	$801	$368

Year ended December 31, 2022

	Key management personnel (*)	Other interested and related parties
Research and development expenses	$107	$81
General and administrative expenses	861	308

	$968	$389

Year ended December 31, 2021

	Key management personnel (*)	Other interested and related parties
Research and development expenses	$112	$82
General and administrative expenses	1,137	238

	$1,249	$320

*)	Some of the key management personnel are interested parties by virtue of holdings.

c.	For information regarding the fair value of the options granted to directors, see Note 18b.